Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 — RELATED PARTY TRANSACTIONS

The table below sets forth the related parties and their relationships with the Company as of December 31, 2024:

Name of related parties	Relationship with the Company
Jian Chen	Founder and shareholder

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Amounts due to related parties, current*
Jian Chen	$453,849	$457,772
*	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was due to foreign exchange rate fluctuation .